PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT (Details)
Depreciation expense of property and equipment	$ 9,236	$ 8,684	$ 3,041